SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

14.	SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

September 30, 2024	Drones	Vital	Corporate	Total
Sales of goods	$3,953,974	$-	$-	$3,953,974
Provision of services	973,202	20,718	-	993,920
Total revenue	4,927,176	20,718	-	4,947,894
Segment loss (income)	4,509,638	(20,718)	1,165,111	5,654,031
Finance and other costs	85,436	-	-	85,436
Depreciation	412,544	-	11,495	424,039
Amortization	8,464	-	-	8,464
Change in fair value of derivative liability	-	-	2,788,734	2,788,734
Loss on write-off of notes receivable	-	-	18,425	18,425
Loss on write down of inventory	176,422	-	-	176,422
Net loss for the period	$5,192,504	$(20,718)	$3,983,765	$9,155,551

September 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,215,220	$400,065	$-	$4,615,285
Provision of services	1,023,257	-	-	1,023,257
Total revenue	5,238,477	400,065	-	5,638,542
Segment loss	12,812,936	(140,366)	6,183,566	18,856,136
Finance and other costs	(74,397)	-	(3,069)	(77,466)
Depreciation	354,139	-	7,984	362,123
Amortization	26,969	-	-	26,969
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	-	-	104,780	104,780
Loss on write down of inventory	208,247	-	-	208,247
Net loss for the period	$13,327,894	$(140,366)	$6,235,947	$19,423,475

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

Geographic segmentation is as follows:

	As of September 30, 2024	As of December 31, 2023
Non-current assets
Canada	$1,141,414	$1,441,701
United States	52,720	206,616
	$1,194,134	$1,648,317

Geographic segmentation is as follows:	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Revenue
Canada	$1,860,227	$1,736,850	$4,913,720	$5,227,983
United States	25,095	401,167	34,174	410,559
	$1,885,322	$2,138,017	$4,947,894	$5,638,542

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)